Expenses by nature (Footnotes) (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expenses by nature [abstract]
Taxes on intercompany sales of POS	R$ 186,492	R$ 83,374
Freight and maintenance costs	212,813	120,870
Card issuer costs	1,680,441	1,390,600	R$ 1,037,376
Card scheme fees	432,361	292,629	125,367
Share based long term incentive plan (LTIP)	207,012	156,273	264,179
Early payment of receivables	49,205	R$ 20,570	R$ 1,476
Interest expense on deposits from customers	R$ 43,616